Recurring Fair Value Measurements (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques - USD ($)
	Dec. 31, 2021	Mar. 31, 2021
Level 1 [Member]
Assets:
Investments held in Trust Account	$ 172,520,445	$ 172,506,493
Liabilities
Investments held in Trust Account	7,762,500	4,398,750
Level 1 [Member] | Public Warrants [Member]
Liabilities
Warrant Liability	7,762,500	4,398,750
Level 1 [Member] | Private Warrants [Member]
Liabilities
Warrant Liability
Level 1 [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account-Money Market Mutual Funds	172,520,445	86,251,323
Level 1 [Member] | Treasury Bills [Member]
Assets:
Cash and Investments held in Trust Account-Treasury Bills		86,255,170
Level 2 [Member]
Assets:
Investments held in Trust Account
Liabilities
Investments held in Trust Account
Level 2 [Member] | Public Warrants [Member]
Liabilities
Warrant Liability
Level 2 [Member] | Private Warrants [Member]
Liabilities
Warrant Liability
Level 2 [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account-Money Market Mutual Funds
Level 2 [Member] | Treasury Bills [Member]
Assets:
Cash and Investments held in Trust Account-Treasury Bills
Level 3 [Member]
Assets:
Investments held in Trust Account
Liabilities
Investments held in Trust Account	4,709,250	2,742,750
Level 3 [Member] | Public Warrants [Member]
Liabilities
Warrant Liability
Level 3 [Member] | Private Warrants [Member]
Liabilities
Warrant Liability	4,709,250	2,742,750
Level 3 [Member] | Money Market Funds [Member]
Assets:
Investments held in Trust Account-Money Market Mutual Funds
Level 3 [Member] | Treasury Bills [Member]
Assets:
Cash and Investments held in Trust Account-Treasury Bills